Earnings per share	12 Months Ended
Dec. 31, 2022
Earnings per share
Earnings per share

27            Earnings per share

Basic and diluted earnings per share

The calculation of basic earnings per share was based on the net income attributed to holders of common shares and the weighted average number of outstanding common shares. The calculation of diluted earnings per share was based on the net income attributed to holders of common shares and the weighted average number of outstanding common shares, after adjustments for all potential diluted common shares.

	December 31, 2022	December 31, 2021	December 31, 2020
Numerator
Profit attributable to holders of common shares	125,916	125,957	127,654
Denominator
Weighted average number of basic shares held by shareholders	133,186,441	121,777,128	119,960,383
Earnings per share – basic	0.95	1.03	1.06

Numerator
Profit attributable to holders of common shares	125,916	125,957	127,654
Denominator
Weighted average number of diluted shares held by shareholders	134,774,674	125,155,798	123,287,891
Net earnings per share – diluted	0.93	1.01	1.04

Weighted average number of commonshares.

	December 31, 2022	December 31, 2021	December 31, 2020
Weighted average common shares (basic)	133,186,441	121,777,128	119,960,383
Effect of share-based compensation when exercised	1,588,233	3,378,670	3,327,508
Weighted average number of common shares	134,774,674	125,155,798	123,287,891